SHARE-BASED COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2014	Oct. 09, 2014
Assumptions used to determine the valuation of granted options
Expected life	6 years 3 months	4 years	4 years
Additional disclosures
Total compensation expense	$ 2,846	$ 886	$ 915
Excess tax benefit recognized	3,689
Total compensation cost related to non-vested options not yet recognized		6,819
Weighted average period to recognize compensation cost related to non-vested options not yet recognized		3 years 2 months 12 days
2007 Stock Option Plan
Share-based compensation
Percentage of options exercisable in installments beginning on the first anniversary of the grant date and each of the three anniversaries thereafter	25.00%
Number of anniversary dates upon which options become exercisable	3
Maximum term of stock option plan	10 years
Number of shares reserved for issuance (in shares)	0
2014 Plan
Share-based compensation
Number of shares reserved for issuance (in shares)				4,000,000
Maximum
Assumptions used to determine the valuation of granted options
Exercise price of options	$ 16.74	$ 16.16	$ 5.98
Expected volatility (as a percent)	24.30%	25.30%	25.30%
Risk-free interest rate for the estimated expected term (as a percent)	1.85%	1.27%	0.66%
Minimum
Assumptions used to determine the valuation of granted options
Exercise price of options	$ 13.00	$ 5.88	$ 4.28
Expected volatility (as a percent)	23.20%	23.30%	22.50%
Risk-free interest rate for the estimated expected term (as a percent)	1.82%	0.65%	0.55%
Stock options
Share-based compensation
Granted (in dollars per share)	$ 3.37	$ 1.30	$ 0.29
Additional disclosures
Excess tax benefit recognized	3,689
Stock options | 2014 Plan
Share-based compensation
Percentage of options exercisable in installments beginning on the first anniversary of the grant date and each of the three anniversaries thereafter				25.00%
Number of anniversary dates upon which options become exercisable				3
Maximum term of stock option plan				10 years
Stock options | 2014 Plan | Key employees
Share-based compensation
Number of shares issued during the period (in shares)					982,000
Restricted Stock Awards
Additional disclosures
Total compensation expense	$ 25